Fair Value (Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	¥ 5,469	[1]	¥ 6,466	[1]
Loans	331,101		381,577
Loans, Loans held for sale	7,439		4,104
Loans, Collateral dependent loans	323,662		377,473
Premises and equipment	6,264		8,938
Intangible assets	228		549
Other assets	86,132		33,445
Other assets, Investments in equity method investees	83,873	[1]	28,856	[1]
Other assets, Other	2,259		4,589
Assets at fair value, Total	429,194		430,975
Investment securities valued at net asset value	3,483		4,354
Unfunded commitments related to investment securities valued at net asset value	864		1,603
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans	11,510		11,757
Loans, Collateral dependent loans	11,510		11,757
Other assets	15,138		17,105
Other assets, Investments in equity method investees	15,138	[1]	17,105	[1]
Assets at fair value, Total	26,648		28,862
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans	15,834		18,236
Loans, Loans held for sale	549
Loans, Collateral dependent loans	15,285		18,236
Other assets	60,833
Other assets, Investments in equity method investees	60,833	[1]
Assets at fair value, Total	76,667		18,236
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	5,469	[1]	6,466	[1]
Loans	303,757		351,584
Loans, Loans held for sale	6,890		4,104
Loans, Collateral dependent loans	296,867		347,480
Premises and equipment	6,264		8,938
Intangible assets	228		549
Other assets	10,161		16,340
Other assets, Investments in equity method investees	7,902	[1]	11,751	[1]
Other assets, Other	2,259		4,589
Assets at fair value, Total	¥ 325,879		¥ 383,877

[1]	Includes investments valued at net asset value of ¥4,354 million and ¥3,483 million at March 31, 2013 and 2014, respectively. The unfunded commitments related to these investments are ¥1,603 million and ¥864 million at March 31, 2013 and 2014, respectively. These investments are private equity funds.